Shareholder Fees	Jul. 29, 2026 USD ($)
Aristotle Core Income Fund | Aristotle Core Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Core Income Fund | Aristotle Core Income Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Aristotle Core Income Fund | Aristotle Core Income Fund Class H
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Core Income Fund | Aristotle Core Income Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Core Income Fund | Aristotle Core Income Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class H
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class H
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle International Equity Fund | Aristotle International Equity Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle International Equity Fund | Aristotle International Equity Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle International Equity Fund | Aristotle International Equity Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Multi-Asset Balanced Fund | Aristotle Multi-Asset Balanced Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Multi-Asset Balanced Fund | ArAristotle Multi-Asset Balanced Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Aristotle Multi-Asset Balanced Fund | Aristotle Multi-Asset Balanced Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Multi-Asset Balanced Income Fund | Aristotle Multi-Asset Balanced Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Multi-Asset Balanced Income Fund | Aristotle Multi-Asset Balanced Income Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Aristotle Multi-Asset Balanced Income Fund | Aristotle Multi-Asset Balanced Income Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Multi-Asset Capital Opportunities Fund | Aristotle Multi-Asset Capital Opportunities Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Multi-Asset Capital Opportunities Fund | Aristotle Multi-Asset Capital Opportunities Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Aristotle Multi-Asset Capital Opportunities Fund | Aristotle Multi-Asset Capital Opportunities Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Multi-Asset Growth and Income Fund | Aristotle Multi-Asset Growth and Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Multi-Asset Growth and Income Fund | Aristotle Multi-Asset Growth and Income Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Aristotle Multi-Asset Growth and Income Fund | Aristotle Multi-Asset Growth and Income Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Multi-Asset Income Fund | Aristotle Multi-Asset Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Multi-Asset Income Fund | Aristotle Multi-Asset Income Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Aristotle Multi-Asset Income Fund | Aristotle Multi-Asset Income Fund Class I-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Aristotle Pacific EXclusive Fund Series C | Aristotle Pacific EXclusive Fund Series C Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Aristotle Pacific EXclusive Fund Series H | Aristotle Pacific EXclusive Fund Series H Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Aristotle Pacific EXclusive Fund Series I | Aristotle Pacific EXclusive Fund Series I Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0